Summary of Significant Accounting Policies - Stock-Based Compensation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Expected term (in years)	6 years 1 month 6 days
Expected dividend yield	0.00%
Gelesis
Stock-Based Compensation
Expected term (in years)		5 years 9 months 18 days	5 years 9 months 18 days
Expected dividend yield		0.00%	0.00%